Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,760,000
Total Fee Amount	5,354
Total Offset Amount	0
Net Fee	$ 5,354
Offset Table N/A	N/A